Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net debt
Net debt beginning balance	SFr 18,192,574	SFr 31,000,496
Cash flows	1,929,158	(11,774,678)
Acquisition-Leases	(2,000)	(27,612)
Effect of modification to lease terms	(226,578)	(434,150)
Disposals	4,343	77,199
Foreign exchange differences	122,470	(648,681)
Net debt ending balance	20,019,967	18,192,574
Leases
Net debt
Net debt beginning balance	(567,396)	(550,245)
Cash flows	309,617	367,412
Acquisition-Leases	(2,000)	(27,612)
Effect of modification to lease terms	(226,578)	(434,150)
Disposals	4,343	77,199
Net debt ending balance	(482,014)	(567,396)
Cash and cash equivalents
Net debt
Net debt beginning balance	18,695,040	31,536,803
Cash flows	1,667,326	(12,193,082)
Foreign exchange differences	122,470	(648,681)
Net debt ending balance	20,484,836	18,695,040
Other financial assets
Net debt
Net debt beginning balance	64,930	13,938
Cash flows	(47,785)	50,992
Net debt ending balance	SFr 17,145	SFr 64,930